Prepaid Expenses And Other Current Assets	12 Months Ended
Jan. 02, 2016
Other Assets [Abstract]
Prepaid Expenses And Other Current Assets

NOTE C  – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:
	January 3,	January 2,
	2015	2016

Prepaid insurance	$ 1,507	$ 1,727
Other prepaid expenses	3,094	3,862
Federal income taxes receivable	7,370	7,080
Miscellaneous receivables, net	3,656	4,704
Deferred commissions	3,618	3,305
Deferred tax assets	9,683	9,674
Other current assets	5,625	4,583

	$ 34,553	$ 34,935